Other Income, Net	12 Months Ended
Dec. 31, 2025
Other Income, Net [Abstract]
OTHER INCOME, NET

NOTE 15 — OTHER INCOME, NET

	For the years ended December 31,
	2025	2024	2023
Unrealized fair value gain (loss) of short-term investments	$939,352	$(398,654)	$1,359
Realized fair value gain (loss) of short-term investments (note 1)	692,399	—	—
Dividend income from short-term investments	180,590	—	—
Gain on extinguishment of consulting expenses payable (note 2)	564,918	—	—
Refund of VAT	105,444	427,503	—
Others, net	88,514	(25,396)	13,869
	$2,571,217	$3,453	$15,228

Note:

1.	It included $318,359 and $374,040 realized fair value gain from the redemption of the Company’s investment in Stable Income Fund SP and the sales of equity investments in the year ended December 31, 2025, respectively.

2.	During the year ended December 31, 2025, the Company and one of its consultancy service providers executed a termination agreement pursuant to which both parties agree to terminate the consultancy service arrangement. In connection with this termination, the service provider has granted an unconditional waiver of the Company’s consulting expenses payable of $564,918.